Consolidated Statements of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss) for the year	CAD 87,174	CAD (485,184)
Adjustments for:
Share-based compensation (note 13)	15,509	13,882
Unrealized foreign exchange gain (note 17)	(86,649)	(41,436)
Exploration and evaluation (note 6)	8,253	5,976
Depletion and depreciation (notes 7 and 8)	481,929	508,309
Impairment (notes 6 and 7)	0	423,176
Non-cash financing and accretion (note 16)	13,156	10,514
Loss on onerous contracts (note 19)	0	10,116
Unrealized financial derivatives loss (note 18)	2,439	140,136
Gain on disposition of oil and gas properties (note 7)	(12,081)	(43,907)
Deferred income tax recovery	(155,343)	(264,561)
Payments on onerous contracts (note 19)	(6,746)	(770)
Asset retirement obligations settled (note 11)	(13,471)	(5,616)
Change in non-cash working capital (note 19)	(8,962)	(23,270)
Cash provided by (used in) operating activities	325,208	247,365
Financing activities
Increase (decrease) in bank loan	33,347	(62,569)
Redemption of long-term notes (note 10)	(8,582)	0
Issuance of common shares, net of issuance costs (note 12)	0	109,939
Cash provided by financing activities	24,765	47,370
Investing activities
Additions to exploration and evaluation assets (note 6)	(7,118)	(4,716)
Additions to oil and gas properties (note 7)	(319,148)	(220,067)
Additions to other plant and equipment, net of dispositions	(238)	5,129
Property acquisitions (notes 4 and 7)	(71,643)	(117)
Proceeds from disposition of oil and gas properties (note 7)	11,786	63,237
Change in non-cash working capital (note 19)	33,683	(135,743)
Cash used in investing activities	(352,678)	(292,277)
Change in cash	(2,705)	2,458
Cash, beginning of year	2,705	247
Cash, end of year	0	2,705
Supplementary information
Interest paid	105,513	104,183
Income taxes paid	CAD 49	CAD 5,332